SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Equipment, Policy (Policies)	12 Months Ended
May 31, 2020
Policies
Equipment, Policy	Equipment Equipment is stated at cost and is amortized over its estimated useful life on a straight-line basis over two years.